UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:  28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James J. Murchie
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Title:      President & CEO
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Phone:      203-349-8233
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Signature, Place, and Date of Signing:

   /s/ JAMES J. MURCHIE               Westport, CT             10/22/10
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          [Signature]                [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
                                      None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     53
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Form 13F Information Table Value Total:     $ 558,395
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

EIP All Accounts
As-of 09-30-10

                                                                  MARKET VALUE $      SHARES /    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                   TITLE OF CLASS        CUSIP        (X 1000)         QUANTITY     DISCRETION   MANAGERS   AUTHORITY
--------------                  ----------------     ---------    --------------     ----------   ----------   --------   ---------
Alliance Res Partner L P        Ut Ltd Part          01877R108           5,732           98,260      SOLE        NONE       SOLE
Amerigas Partners L P           Unit L P Int         30975106            7,152          159,611      SOLE        NONE       SOLE
Buckeye GP Holdings LP          Com Units LP         118167105          11,055          255,842      SOLE        NONE       SOLE
Buckeye Partners L P            Unit LP Partn        118230101           8,991          141,587      SOLE        NONE       SOLE
Chesapeake Midstream Partners   Unit 99/99/9999      16524K108             620           24,500      SOLE        NONE       SOLE
Dominion Res Inc VA New         Com                  25746U109             654           14,973      SOLE        NONE       SOLE
Duncan Energy Partners LP       Com Units            265026104          11,997          384,505      SOLE        NONE       SOLE
El Paso Corp                    Com                  28336L109           3,564          287,900      SOLE        NONE       SOLE
El Paso Pipeline Partners L     Com Unit LPI         283702108          12,492          389,527      SOLE        NONE       SOLE
Enbridge Energy Management L    Shs Units LLI        29250X103          11,825          214,336      SOLE        NONE       SOLE
Enbridge Energy Partners L P    Com                  29250R106          11,757          210,247      SOLE        NONE       SOLE
Enbridge Inc.                   Com                  29250N105          14,114          269,864      SOLE        NONE       SOLE
Encore Energy Partners LP       Com Unit             29257A106             144            7,582      SOLE        NONE       SOLE
Energy Transfer Equity L P      Com Ut Ltd Ptn       29273V100          15,120          407,333      SOLE        NONE       SOLE
Energy Transfer Prtnrs L P      Unit Ltd Ptr         29273R109          10,377          214,944      SOLE        NONE       SOLE
Enterprise GP Holdings LP       Unit LP Int          293716106          21,847          372,052      SOLE        NONE       SOLE
Enterprise Prods Partners L     Com                  293792107          36,805          927,786      SOLE        NONE       SOLE
EV Energy Partners LP           Com Units            26926V107           1,853           52,832      SOLE        NONE       SOLE
Exxon Mobil Corp                Com                  30231G102           2,485           40,211      SOLE        NONE       SOLE
Global Partners LP              Com Units            37946R109           8,072          323,647      SOLE        NONE       SOLE
Holly Energy Partners L P       Com Ut Ltd Ptn       435763107          17,798          347,275      SOLE        NONE       SOLE
Inergy Hldgs L P                Com                  45661Q107           6,384          211,266      SOLE        NONE       SOLE
ITC Hldgs Corp                  Com                  465685105           3,854           61,910      SOLE        NONE       SOLE
Kinder Morgan Energy Partner    Ut Ltd Partner       494550106          14,095          205,771      SOLE        NONE       SOLE
Kinder Morgan Management LLC    Shs                  49455U100          24,019          398,651      SOLE        NONE       SOLE
Magellan Midstream PRTNRS LP    Com Unit RP LP       559080106          49,264          957,515      SOLE        NONE       SOLE
MLP & Strategic Equity FD IN    Com                  55312N106           1,313           74,000      SOLE        NONE       SOLE
Natural Resource Partners L     Com Unit L P         63900P103           9,807          366,221      SOLE        NONE       SOLE
NextEra Energy Inc              Com                  65339F101             580           10,669      SOLE        NONE       SOLE
NGP Cap Res Co                  Com                  62912R107           1,410          155,604      SOLE        NONE       SOLE
Niska Gas Storage Partners-L    Unit Ltd Liabi       654678101           2,063          106,325      SOLE        NONE       SOLE
Nustar Energy LP                Unit Com             67058H102          25,737          416,927      SOLE        NONE       SOLE
Nustar GP Holdings LLC          Unit Rstg LLC        67059L102          18,198          536,484      SOLE        NONE       SOLE
Oneok Inc New                   Com                  682680103          11,756          261,007      SOLE        NONE       SOLE
Oneok Partners LP               Unit Ltd Ptr         68268N103          25,466          339,910      SOLE        NONE       SOLE
Penn VA GP HLDGS L P            Com Unit R Lim       70788P105          10,843          474,323      SOLE        NONE       SOLE
Penn VA Resources Partners L    Com                  707884102           3,722          150,996      SOLE        NONE       SOLE
Plains All Amern Pipeline L     Unit Ltd Ptr         726503105          29,261          465,118      SOLE        NONE       SOLE
Public SVC Enterprise Group     Com                  744573106             494           14,938      SOLE        NONE       SOLE
Sempra Energy                   Com                  816851109             722           13,429      SOLE        NONE       SOLE
Southern Co                     Com                  842587107             556           14,938      SOLE        NONE       SOLE
Southern Un Co New              Com                  844030106             881           36,618      SOLE        NONE       SOLE
Spectra Energy Corp             Com                  847560109           5,478          242,921      SOLE        NONE       SOLE
Spectra Energy Partners LP      Com                  84756N109           3,136           90,623      SOLE        NONE       SOLE
Suburban Propane Partners L     Unit Ltd Partn       864482104           1,578           28,993      SOLE        NONE       SOLE
Sunoco Logistics PRTNRS L P     Com Units            86764L108          15,573          198,002      SOLE        NONE       SOLE
TC Pipelines LP                 Ut Com Ltd Prt       87233Q108          11,787          253,259      SOLE        NONE       SOLE
Teekay LNG Partners L P         Prtnrsp Units        Y8564M105           7,555          237,735      SOLE        NONE       SOLE
Transcanada Corp                Com                  89353D107           4,922          132,590      SOLE        NONE       SOLE
Transmontaigne Partners L P     Com Unit L P         89376V100           8,046          234,284      SOLE        NONE       SOLE
UGI Corp New                    Com                  902681105          13,020          455,092      SOLE        NONE       SOLE
Williams Cos Inc Del            Com                  969457100          20,981        1,097,892      SOLE        NONE       SOLE
Williams Partners L P           Com Unit L P         96950F104          11,442          269,868      SOLE        NONE       SOLE

                                                         Total         558,395